United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2018

Date of Reporting Period: Quarter ended 05/31/2018

Item 1.	Schedule of Investments

Federated Short-Intermediate Total Return Bond Fund
Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—38.2%
		Basic Industry - Chemicals—0.0%
$100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	$103,852
		Basic Industry - Metals & Mining—0.5%
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	714,615
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	51,619
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	438,527
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	494,568
		TOTAL	1,699,329
		Basic Industry - Paper—0.4%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,266,149
		Capital Goods - Aerospace & Defense—1.0%
500,000		Arconic, Inc., 5.87%, 2/23/2022	525,000
785,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	808,472
895,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	931,928
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	483,465
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	24,754
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.078%, (3-month USLIBOR +1.735%), 2/15/2042	36,992
500,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	503,699
		TOTAL	3,314,310
		Capital Goods - Building Materials—0.2%
500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	479,150
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	86,416
		TOTAL	565,566
		Capital Goods - Construction Machinery—0.3%
1,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	1,018,450
		Capital Goods - Diversified Manufacturing—1.3%
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,285
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	150,280
1,250,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.75%, 12/1/2021	1,266,739
1,165,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	1,114,168
789,000		Pentair Finance SARL, Sr. Unsecd. Note, 2.65%, 12/1/2019	782,284
1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	996,323
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	71,220
		TOTAL	4,391,299
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	53,253
		Capital Goods - Packaging—0.1%
250,000		WestRock Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	253,704
		Communications - Cable & Satellite—0.5%
180,000		CCO Safari II LLC, 3.579%, 7/23/2020	180,455
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,538,318
		TOTAL	1,718,773
		Communications - Media & Entertainment—0.2%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	199,007
400,000		British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	397,883
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	125,175

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	$102,137
		TOTAL	824,202
		Communications - Telecom Wireless—0.5%
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	200,806
450,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	434,032
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	534,427
605,000		Vodafone Group PLC, Sr. Unsecd. Note, 3.75%, 1/16/2024	602,514
		TOTAL	1,771,779
		Communications - Telecom Wirelines—0.4%
850,000		AT&T, Inc., Sr. Unsecd. Note, 3.20%, 3/1/2022	839,936
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	61,856
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	484,540
		TOTAL	1,386,332
		Consumer Cyclical - Automotive—1.0%
1,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	993,517
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/13/2020	499,562
775,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	763,731
250,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	250,090
800,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	789,695
		TOTAL	3,296,595
		Consumer Cyclical - Lodging—0.2%
619,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	635,249
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	75,142
		TOTAL	710,391
		Consumer Cyclical - Retailers—1.3%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	515,731
250,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.589%, (3-month USLIBOR +0.500%), 12/13/2019	250,329
780,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	754,591
320,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	317,409
1,250,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,241,747
970,000		CVS Health Corp., Sr. Unsecd. Note, 3.70%, 3/9/2023	968,267
510,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.70%, 5/15/2023	508,739
		TOTAL	4,556,813
		Consumer Cyclical - Services—0.8%
1,250,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.50%, 11/28/2019	1,242,889
1,000,000		Cintas Corp., No. 2, Sr. Unsecd. Note, 2.90%, 4/1/2022	982,840
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	526,973
		TOTAL	2,752,702
		Consumer Non-Cyclical - Food/Beverage—2.4%
430,000		Flowers Foods, Inc., Sr. Unsecd. Note, 4.375%, 4/1/2022	442,924
580,000		General Mills, Inc., Sr. Unsecd. Note, 3.70%, 10/17/2023	579,492
300,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	306,099
1,000,000		Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	982,869
810,000		Maple Escrow Sub, Sr. Unsecd. Note, Series 144A, 4.057%, 5/25/2023	815,582
1,320,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	1,277,493
1,230,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	1,183,643
660,000		Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	633,569
700,000		Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	680,318
640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	638,869

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$475,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	$492,475
	TOTAL	8,033,333
	Consumer Non-Cyclical - Health Care—1.3%
750,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	744,468
1,625,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	1,579,633
140,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	141,388
750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	748,715
1,275,000	Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	1,265,734
	TOTAL	4,479,938
	Consumer Non-Cyclical - Pharmaceuticals—2.7%
1,500,000	Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	1,483,634
1,250,000	AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	1,239,123
1,000,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	995,323
1,395,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	1,340,922
730,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	727,525
1,250,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	1,242,670
1,080,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	1,040,087
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	919,083
	TOTAL	8,988,367
	Consumer Non-Cyclical - Products—0.8%
720,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.45%, 8/1/2022	696,855
420,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	416,401
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	1,199,256
260,000	Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	258,914
	TOTAL	2,571,426
	Consumer Non-Cyclical - Supermarkets—0.3%
100,000	Kroger Co., Note, 6.80%, 12/15/2018	102,310
990,000	Kroger Co., Sr. Unsecd. Note, 2.80%, 8/1/2022	959,786
	TOTAL	1,062,096
	Consumer Non-Cyclical - Tobacco—0.5%
15,000	Altria Group, Inc., 9.25%, 8/6/2019	16,107
1,100,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.764%, 8/15/2022	1,061,023
673,000	Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	673,702
	TOTAL	1,750,832
	Energy - Independent—0.5%
500,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 4.85%, 3/15/2021	517,918
840,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.95%, 1/15/2023	815,862
250,000	Marathon Oil Corp., Sr. Unsecd. Note, 2.70%, 6/1/2020	246,646
	TOTAL	1,580,426
	Energy - Integrated—0.3%
880,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	892,105
125,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	122,800
	TOTAL	1,014,905
	Energy - Midstream—0.9%
1,200,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.50%, 12/1/2022	1,180,298
225,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	224,605
150,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	154,232
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	496,864
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	52,977

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	$52,889
750,000		MPLX LP, Sr. Unsecd. Note, 5.50%, 2/15/2023	767,820
		TOTAL	2,929,685
		Energy - Oil Field Services—0.3%
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	279,125
500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	492,500
300,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	286,500
		TOTAL	1,058,125
		Energy - Refining—0.3%
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	104,678
600,000	[1]	Phillips 66, Sr. Unsecd. Note, Series 144A, 3.098%, (3-month USLIBOR +0.750%), 4/15/2020	600,378
200,000		Valero Energy Corp., 9.375%, 3/15/2019	210,056
		TOTAL	915,112
		Financial Institution - Banking—7.2%
143,000		American Express Co., 2.65%, 12/2/2022	138,042
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.70%, 3/3/2022	980,774
930,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	925,525
335,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	334,192
980,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	960,035
539,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	523,499
1,825,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	1,800,848
1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,070,062
250,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	249,550
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,172,528
300,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	299,453
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	52,331
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	728,339
500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	483,855
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	405,771
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.55%, 5/13/2021	245,108
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	650,502
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	104,544
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	484,675
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	499,690
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	263,774
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,211,106
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,097,345
350,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	348,635
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	249,695
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	197,312
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,246,940
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	103,137
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	710,796
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.625%, 9/26/2018	250,010
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	489,264
165,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.759%, (3-month USLIBOR +1.400%), 10/24/2023	168,934
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	507,731
1,000,000		PNC Bank, N.A., Series BKNT, 2.15%, 4/29/2021	971,824
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 2.75%, 8/14/2022	1,066,244

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$700,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	$698,505
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	736,703
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	730,549
750,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.589%, (3-month USLIBOR +1.230%), 10/31/2023	765,601
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	362,066
		TOTAL	24,285,494
		Financial Institution - Broker/Asset Mgr/Exchange—0.5%
315,000		CBOE Holdings, Inc., 1.95%, 6/28/2019	312,089
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.95%, 4/1/2022	494,665
925,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	923,090
		TOTAL	1,729,844
		Financial Institution - Finance Companies—0.2%
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	421,216
405,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	396,470
		TOTAL	817,686
		Financial Institution - Insurance - Life—1.5%
500,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	505,108
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,049,552
500,000		MET Life Global Funding I, Series 144A, 1.75%, 9/19/2019	493,302
1,000,000		Mass Mutual Global Funding II, Series 144A, 2.00%, 4/15/2021	970,635
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	151,361
335,000		PRICOA Global Funding I, Series 144A, 2.45%, 9/21/2022	323,011
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	981,935
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	497,477
		TOTAL	4,972,381
		Financial Institution - Insurance - P&C—0.9%
800,000		Chubb INA Holdings, Inc., 2.30%, 11/3/2020	787,998
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,064,542
750,000		Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	787,481
500,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	508,818
		TOTAL	3,148,839
		Financial Institution - REIT - Healthcare—0.2%
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	151,153
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	692,240
		TOTAL	843,393
		Financial Institution - REIT - Office—0.1%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	259,256
		Financial Institution - REIT - Other—0.4%
865,000		Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	884,262
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	304,946
		TOTAL	1,189,208
		Financial Institution - REIT - Retail—0.1%
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	187,993
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	103,296
		TOTAL	291,289
		Sovereign—0.1%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	495,017
		Technology—2.8%
1,150,000		Apple, Inc., Sr. Unsecd. Note, 1.55%, 8/4/2021	1,105,353

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,000,000	Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	$999,941
490,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	498,992
630,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	608,498
1,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 2.85%, 10/15/2018	1,001,851
750,000	Intel Corp., 3.30%, 10/1/2021	759,982
1,000,000	Keysight Technologies, Inc., 3.30%, 10/30/2019	998,729
1,250,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	1,238,687
1,000,000	Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	967,255
560,000	Salesforce.com, Inc., Sr. Unsecd. Note, 3.25%, 4/11/2023	558,744
720,000	Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	723,617
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	153,009
	TOTAL	9,614,658
	Transportation - Railroads—0.1%
190,000	Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	189,841
	Transportation - Services—0.7%
500,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	495,726
1,500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,492,396
300,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	299,876
210,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	205,645
	TOTAL	2,493,643
	Utility - Electric—3.6%
500,000	AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.40%, 10/1/2022	481,845
850,000	Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.45%, 3/30/2022	827,577
870,000	Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	860,114
605,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	585,264
1,000,000	Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	955,041
460,000	Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	448,717
930,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	890,910
710,000	EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	700,037
750,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	769,975
410,000	Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	392,329
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	448,476
440,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	438,514
250,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	249,423
450,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	460,086
135,000	PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	135,035
1,000,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	952,812
1,000,000	TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,033,435
300,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	308,784
1,250,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 2.45%, 6/15/2020	1,234,321
	TOTAL	12,172,695
	Utility - Natural Gas—0.8%
100,000	Atmos Energy Corp., 8.50%, 3/15/2019	104,529
600,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	607,513
1,200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,192,058
250,000	Sempra Energy, Sr. Unsecd. Note, 2.85%, 11/15/2020	247,475
75,000	Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	78,611

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$600,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.125%, 11/15/2019	$593,342
		TOTAL	2,823,528
		TOTAL CORPORATE BONDS (IDENTIFIED COST $130,752,114)	129,394,516
		ASSET-BACKED SECURITY—0.2%
		Other—0.2%
750,000	[1]	PFS Financing Corp., 2018-A, Class A, 2.319%, (1-month USLIBOR +0.400%), 2/15/2022 (IDENTIFIED COST $750,000)	750,598
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.9%
		Commercial Mortgage—1.9%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,305,525
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	409,612
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	181,705
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.954%, 6/10/2046	747,688
2,000,000		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,006,280
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	459,082
735,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	740,482
159,154		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	160,585
33,878		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	34,087
300,000		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	307,670
		TOTAL	6,352,716
		Government Agency—0.0%
49,827	[1]	Federal Home Loan Mortgage Corp. REMIC 3397, Class FC, 2.519%, (1-month USLIBOR +0.600%), 12/15/2037	50,367
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,512,900)	6,403,083
		MORTGAGE-BACKED SECURITIES—1.2%
		Federal National Mortgage Association—1.2%
2,626,996		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	2,703,718
1,473,370		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	1,476,527
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,279,125)	4,180,245
		U.S. TREASURIES—42.7%
6,389,640		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	6,362,750
5,327,850		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	5,282,152
6,000,000		United States Treasury Note, 1.00%, 3/15/2019	5,942,534
15,000,000		United States Treasury Note, 1.125%, 2/28/2021	14,441,982
6,575,000		United States Treasury Note, 1.125%, 7/31/2021	6,284,841
5,520,000		United States Treasury Note, 1.25%, 3/31/2021	5,326,295
8,500,000		United States Treasury Note, 1.375%, 3/31/2020	8,342,167
5,500,000		United States Treasury Note, 1.375%, 8/31/2020	5,367,703
5,000,000		United States Treasury Note, 1.375%, 9/15/2020	4,878,171
10,000,000		United States Treasury Note, 1.375%, 5/31/2021	9,658,247
22,500,000		United States Treasury Note, 1.625%, 12/31/2019	22,235,571
6,500,000		United States Treasury Note, 1.625%, 5/31/2023	6,182,312
10,000,000		United States Treasury Note, 1.75%, 11/15/2020	9,822,278
3,000,000		United States Treasury Note, 1.75%, 5/31/2022	2,898,348
7,500,000		United States Treasury Note, 1.875%, 2/28/2022	7,297,735
4,000,000		United States Treasury Note, 1.875%, 3/31/2022	3,889,214
7,500,000		United States Treasury Note, 1.875%, 9/30/2022	7,265,918
3,000,000		United States Treasury Note, 2.00%, 2/28/2021	2,957,609

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
$4,950,000		United States Treasury Note, 2.00%, 10/31/2022	$4,817,974
3,000,000		United States Treasury Note, 2.00%, 11/30/2022	2,918,719
2,500,000	[2]	United States Treasury Note, 2.125%, 6/30/2022	2,449,058
		TOTAL U.S. TREASURIES (IDENTIFIED COST $148,280,668)	144,621,578
		INVESTMENT COMPANIES—15.3%
1,074,212		Emerging Markets Core Fund	10,247,981
578,357		Federated Bank Loan Core Fund	5,824,056
2,883,067		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.95%[3]	2,883,355
1,933,058		Federated Mortgage Core Portfolio	18,538,024
896,360		Federated Project and Trade Finance Core Fund	8,129,981
994,057		High Yield Bond Portfolio	6,173,097
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $53,224,682)	51,796,494
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $343,799,489)	337,146,514
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	1,547,390
		TOTAL NET ASSETS—100%	$338,693,904
At May 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
[5]United States Treasury Long Bond Short Futures	25	$3,628,125	September 2018	$(93,982)
[5]United States Treasury Notes 10-Year Short Futures	90	$10,839,375	September 2018	$(112,129)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(206,111)
The average notional value of short futures contracts held by the Fund throughout the period was $18,622,766. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
	Balance of Shares Held 8/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	—	1,074,212	—	1,074,212	$10,247,981	$(178,546)	$—	$45,527
Federated Bank Loan Core Fund	556,498	21,859	—	578,357	$5,824,056	$(11,806)	$—	$220,799
Federated Institutional Prime Value Obligations Fund, Institutional Shares	21,183,150	78,223,773	(96,523,856)	2,883,067	$2,883,355	$(809)	$(3,684)	$107,837
Federated Mortgage Core Portfolio	1,375,990	557,068	—	1,933,058	$18,538,024	$(419,351)	$—	$335,092
Federated Project and Trade Finance Core Fund	867,018	29,342	—	896,360	$8,129,981	$(86,934)	$—	$266,341
High Yield Bond Portfolio	949,741	44,316	—	994,057	$6,173,097	$(243,412)	$—	$281,182
TOTAL OF AFFILIATED TRANSACTIONS	24,932,397	79,950,570	(96,523,856)	8,359,111	$51,796,494	$(940,858)	$(3,684)	$1,256,778
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$129,394,516	$—	$129,394,516
Asset-Backed Security	—	750,598	—	750,598
Collateralized Mortgage Obligations	—	6,403,083	—	6,403,083
Mortgage-Backed Securities	—	4,180,245	—	4,180,245
U.S. Treasuries	—	144,621,578	—	144,621,578
Investment Companies[1]	2,883,355	—	—	51,796,494
TOTAL SECURITIES	$2,883,355	$285,350,020	$—	$337,146,514
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(206,111)	—	—	(206,111)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(206,111)	$—	$—	$(206,111)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $48,913,139 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018